Basis of Presentation	12 Months Ended
Dec. 31, 2017
Basis of Preparation
Basis of Presentation

Section 2—Basis of Preparation

2.1   Accounting policies

Basis of preparation

         The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards ("IFRS"), as issued by the International Accounting Standards Board ("IASB").

         The consolidated financial statements have been prepared on a historical cost basis, except for certain financial instruments that were measured at fair value and are disclosed in Note 5.4. The consolidated financial statements are presented in United States Dollars ("USD"), and all values are rounded to the nearest thousand (USD '000), except when otherwise indicated.

Basis of consolidation

         The consolidated financial statements comprise the financial statements of the Group as of December 31, 2017 and 2016 and for the years ended December 31, 2017, 2016 and 2015.

         FP GmbH and Forward Pharma USA, LLC have been consolidated for all periods presented herein. Forward Pharma FA ApS and Operations have been consolidated since their inception on December 3, 2015 and June 30, 2017 respectively. FWP IP has been consolidated from its inception on June 30, 2017 through November 22, 2017 when the capital stock of FWP IP was sold to HoldCo.

         The Company's consolidation of each subsidiary will continue until the date the Company no longer controls the subsidiary. The financial statements of the subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies. All intra-group balances and transactions are eliminated in consolidation.

Translation from functional currencies to presentation currency

         The Company's consolidated financial statements are presented in USD which is not the functional currency of the Parent. The Group has elected USD as the presentation currency due to the fact that the Parent has listed ADSs on the Nasdaq Global Select Exchange, or Nasdaq, in the United States, under the ticker symbol "FWP". The Parent, Operations, FWP IP and Forward Pharma FA ApS's functional currency is the DKK, FP GmbH's functional currency is the EUR and Forward Pharma USA, LLC's functional currency is the USD.

         Except for the specific income and expense transactions noted below, the translation to the presentation currency for entities with a functional currency different from the USD, their assets and liabilities are translated to USD using the closing rate as of the date of the statements of financial position while income and expense items for each statement presenting profit or loss and other comprehensive income are translated into USD at the average exchange rates for the period. Exchange differences arising from such translation are recognized directly in other comprehensive loss and presented in a separate reserve in equity.

         As a result of the magnitude of the following transactions combined with the weakening of the USD compared to the DKK during the year ended December 31, 2017, the Parent used the spot rate to translate the Non-refundable Fee, the amounts due per the Amendment (as defined in Note 3.4), and the amount due Aditech Pharma AG to the presentation currency (USD.) The spot rate was used to avoid the distortion of operating results that would have been caused had the average exchange rate been used. In addition, for the same reason, the average exchange rate for the three-month period ended March 31, 2017 was used to translate the income tax provision to the presentation currency (USD.)

Foreign currencies transactions and balances

         The Company and each of its subsidiaries determine their respective functional currency based on facts and circumstances and the technical requirements of IFRS. Items included in the financial statements of each entity are measured using the functional currency. Transactions in foreign currencies are initially recorded by the Group entities in their respective functional currency using the spot rate at the date the transaction first qualifies for recognition. Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rate at each reporting date. Differences arising on settlement or translation of monetary items denominated in foreign currency are recognized in the statement of profit or loss within "Exchange rate gain (loss), net," which includes gross exchange (gains) losses in the amount of ($9.0 million), $1.9 million and $1.5 million for each of the years ended December 31, 2017, 2016 and 2015, respectively.

Share-based payments

         Employees, board members and consultants (who provide services similar to employees) of the Group receive remuneration in the form of equity settled awards whereby services are rendered as consideration for equity awards (warrants, deferred shares or share options). The fair value of these equity-settled awards is determined at the date of grant resulting in a fixed fair value at grant date that is not adjusted for future changes in the fair value of the equity awards that may occur over the service period. Fair value of warrants and options is determined using the Black Scholes model while fair value of deferred shares is determined as the fair value of the underlying shares less the present value of expected dividends.

         Non-employee consultants of the Group have received equity settled awards in the form of share options as remuneration for services. The fair value of these equity-settled awards is measured at the time services are rendered using the Black Scholes model. Under this method, the fair value is determined each quarter over the service period until the award vests.

         The Company has never granted cash settled awards. Generally, equity awards have a term of six years with none exceeding ten years from the date of grant. Equity awards generally vest over a three to five-year service period and certain equity awards vest contingently on the occurrence of defined events.

         The cost of share-based payments is recognized as an expense together with a corresponding increase in equity over the period in which the performance and/or service conditions are fulfilled. In the event that equity instruments are granted conditionally upon an equal number of equity instruments granted in prior periods not being exercised, they are treated as a new grant for the current period and a modification of the equity instruments granted in the prior period. For equity instruments that are modified or replaced, the incremental value, if any, that results from the modification or replacement is recognized as an expense over the period in which performance and/or service conditions are fulfilled or immediately if there are no performance and/or service conditions to be fulfilled.

         The fair value of equity-settled awards is reported as compensation expense pro rata over the service period to the extent such awards are estimated to vest. No cost is recognized for awards that do not ultimately vest.

         As discussed in more detail in Note 3.4, in order to mitigate the dilution to warrant, deferred share or share option holders' awards caused by the Capital Reduction, the Parent's shareholders and board of directors approved adjustments to the terms and conditions governing certain warrants, deferred shares or share options. The adjustments resulted in a combination of cash payments to the holders of the equity awards, reductions in the exercise prices of equity awards and a decrease in the total number of ordinary shares that may be subscribed for or purchased pursuant to outstanding equity awards.

Employee benefits

         Employee benefits are primarily made up of salaries, share-based payments, Group-provided health insurance and Group contributions to a defined contribution retirement plan. The cost of these benefits is recognized as expenses as services are delivered. The Group's contributions to the employee defined contribution retirement plan have not been material.

Operating Expenses in the Statement of Profit or Loss

Research and development costs

         Research and development costs primarily comprise salary and related expenses, including share-based payment expense, license, patent and other intellectual property-related costs incurred in connection with patent claims and other intellectual property rights conducted at the patent registry offices (for example the United States Patent and Trademark Office ("USPTO"), the EPO or other country-specific patent registry offices), manufacturing costs of pre-commercial product used in research, clinical costs, and depreciation of equipment, to the extent that such costs are related to the Group's research and development activities.

         If expenses incurred are associated with the Group's intellectual property-related activities carried out in the courts to protect, defend and enforce granted patent rights against third parties (excluding activities and proceeding conducted within the USPTO, EPO or other country-specific patent registry offices) ("Court Expenses") they are classified within general and administrative expenses. Court Expenses incurred for the years ended December 31, 2017, 2016 and 2015 totaled $1.2 million, $315,000 and $602,000 respectively.

Capitalized patent and development costs

         The Group's research and development activities have concentrated on the development of unique formulations of DMF for the treatment of immune disorders and include all patent office-related activities regarding the Company's patent estate development (e.g., interference proceeding, oppositions and new patent development). For all periods presented herein, the Group did not capitalize patent costs or FP187® development costs and consequently expensed such costs as incurred given the inherent uncertainty in drug development and commercialization.

General and administrative costs

         General and administrative costs relate to the administration of the Group and comprise salaries and related expenses, including share-based payment expense, investor relations, legal and accounting fees, other costs associated with our public listing of ADSs in the United States and depreciation of equipment, to the extent such expenses are related to the Group's administrative functions as well as Court Expenses. For the year ended December 31, 2017, general and administrative costs include the expenses associated with the Restructuring.

Government grants

         Income from government grants is recognized when there is reasonable assurance that the grant will be received, all contractual conditions have been complied with and where contingent repayment obligations remain, avoidance of such obligations are within the control of the Group and not probable to occur. When the grant is intended to subsidize costs incurred by the Group, it is recognized as a deduction in reporting the related expense on a systematic basis over the periods to which the costs relate. When the grant subsidizes a capital asset, it is recognized as income in equal amounts over the expected useful life of the related asset. For more information on government grants, refer to Note 3.2.

Income tax and deferred tax

Current income tax

         Tax assets and liabilities for the current period are measured at the amount expected to be recovered from or paid to the taxation authorities within one year from the date of the statement of financial position. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date in the countries where the Group operates.

         Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation or "uncertainty" and establishes provisions where appropriate. To date, there have been no provisions established for uncertain tax positions.

Deferred tax

         Deferred tax is provided based on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date. Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available in the future against which the deductible temporary differences, unused tax credits and unused tax losses can be utilized. Deferred tax assets and deferred tax liabilities of the same tax jurisdiction are offset if a legally enforceable right exists to set off.

         The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are re-assessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered. Based on the re-assessment performed at December 31, 2016, the Group recognized certain previously unrecognized deferred tax assets to the extent recovery was probable. In reaching this conclusion, Management considered the probability of future taxable profits considering the License Agreement. See Note 3.5.

         Deferred tax relating to items recognized outside the profit or loss are recognized in correlation to the underlying transaction either in other comprehensive income or directly in equity.

         During the period from January 19, 2013 to December 31, 2015, the Company was part of to a Danish joint taxation group with Tech Growth Invest ApS (see Notes 3.5 and 6.2) and entities under Tech Growth Invest ApS's control (collectively "Tech Growth"). Under the joint taxation, the Company received a refund equal to the tax benefit realized by Tech Growth from Tech Growth's partial utilization of the Company's tax losses at the applicable corporate tax rate to the extent that the tax losses reduced the taxable income of Tech Growth. An entity that was part of Tech Growth experienced a change in ownership on December 31, 2015. As a result of the change in ownership, the year ended December 31, 2015 was the final year in which the Company received a refund equal to the tax benefit realized by Tech Growth from Tech Growth's partial utilization of the Company's tax losses.

         On January 1, 2016, the Parent became part of a new Danish joint taxation group ("2016 Tax Group") with NB FP Investment General Partner ApS and Forward Pharma FA ApS. For the year ended December 31, 2017, Operations became member of the 2016 Tax Group on June 30, 2017 (inception) and FWP IP became a member of the 2016 Tax Group on June 30, 2017 (inception) through the date of the Sale (November 22, 2017.)

Equipment

         Equipment, which includes computers, office equipment, furniture and manufacturing equipment, is stated at cost, net of accumulated depreciation. Manufacturing equipment is owned by the Group and placed in service for the use of Group vendors who provide contract manufacturing services to the Group. Except as discussed in Note 4.1, there have been no impairment losses recognized by the Group since the inception of the Company.

         Depreciation is calculated on a straight-line basis over the expected useful lives of the underlying assets of two to eight years. The residual values of equipment are not material.

         The useful life of and method of depreciation of equipment are reviewed by management at least each year end or more often based on changes in facts or circumstances that may result and are adjusted prospectively as changes in accounting estimates. For all periods presented herein, the effect of changes in accounting estimates for equipment were immaterial.

Financial assets

Initial recognition and measurement

         Financial assets that meet certain criteria are classified at initial recognition as either financial assets at fair value through profit or loss, available-for-sale financial assets, held to maturity investments or receivables. The Group's financial assets include cash, cash equivalents, other receivables and available-for-sale financial assets. The Group does not hold assets that have been classified at fair value through profit or loss or held to maturity. Generally, the Group's financial assets are available to support current operations; however, amounts expected to be realized within the next twelve months are classified within the statement of financial position as current assets. Certain available-for-sale financial assets have historically been classified within the statement of financial position as non-current assets as management had no intention or business reason to dispose of these financial assets before their maturities which were in excess of twelve months. The Group has no derivative financial assets nor has there been a change in classification of a financial asset after initial recognition and measurements as discussed herein. Financial assets are not acquired for trading or speculative purposes and available-for-sale financial assets are expected to be held until maturity.

         The Group's financial assets are recognized initially at fair value plus, in the case of financial assets not carried at fair value through profit and loss, transaction costs that are attributable to the acquisition of the financial asset, if any.

Subsequent measurement

         The subsequent measurement of financial assets depends on their classification. After initial measurement, loans and receivables are measured at amortized cost using the effective interest rate method. Historically the Group's receivables are due within a short period of time and therefore the impact of using the effective interest rate method on the Group's financial statements has been immaterial. The Group has no loans. This category also applies to cash and cash equivalents that comprise cash at banks available on demand.

         Available-for-sale financial assets include government issued debt instruments. After initial recognition, they are carried at fair value with changes in fair value from period to period recognized in other comprehensive income. Interest earned from available-for-sale financial assets is reported as interest income using the effective interest rate method with foreign exchange gains or losses recognized in the consolidated statement of profit and loss within foreign exchange rate gain (loss). See Note 5.4.

Financial asset impairment

         The Group assesses at the end of each reporting period whether there has been objective evidence that a financial asset or group of financial assets may be impaired. Impairment losses are incurred if there is objective evidence of impairment and the evidence indicates that estimated future cash flows will be negatively impacted. For financial assets held at amortized costs, the amount of impairment loss to be recognized in the financial statements is measured as the difference between the carrying value of the financial asset and the present value of the expected cash flows of the financial asset using the original effective interest rate. For impaired available-for-sale financial assets, the amount of loss to be recognized is measured as the difference between the acquisition cost of the available-for-sale financial asset, adjusted for any amortization of discount or premium, and its fair value. For each of the years ended December 31, 2017, 2016 and 2015, the Group did not experience an impairment of a financial asset.

Interest income on available-for-sale financial assets

         Interest income is recognized as income using the effective interest method.

Financial Liabilities

         The Group's financial liabilities for all period presented herein include only trade payables. Trade payables relate to the Group's purchase of products and services from various vendors in the normal course of business with payment terms generally not exceeding 30 days. Trade payables are initially recognized at fair value and subsequently measured at amortized cost using the effective interest rate method in the event a vendor has provided extended payment terms to the Group. Historically none of the Group's vendors have provided extended payment terms and therefore the effective interest method has not been used.

Other receivables

         Other receivables primarily comprise value added tax ("VAT") receivables and accrued interest income on available-for-sale financial assets. Other receivables are measured at cost less impairment losses, if any. There have been no impairment losses in the financial periods presented herein. For more information on other receivables see Note 4.3.

Cash and cash equivalents

         Cash and cash equivalents comprise cash at banks available on demand.

Consolidated statement of cash flow

         The consolidated statement of cash flows is presented using the indirect method. The consolidated statement of cash flows shows cash flows used in operating activities, cash flows from investing activities, cash flows from financing activities, and the Group's cash and cash equivalents at the beginning and end of the year.

         Cash flows used in operating activities primarily comprise the operating results, before tax, for the year adjusted for non-cash items, such as share-based compensation, foreign exchange gains and losses, depreciation, changes in working capital and cash flows for interest and taxes.

         Cash flows from investing activities are comprised primarily of payments relating to equipment purchases and the maturity of available-for-sale financial assets.

         Cash flows from financing activities are comprised of proceeds from the repurchase of equity awards, share issuances and the Capital Reduction see Notes 3.4 and 5.1.

2.2   Significant accounting judgments, estimates and assumptions

         The preparation of the consolidated financial statements requires management to make judgments, estimates and assumptions that affect the reported amounts of income, expenses, assets and liabilities, as well as the accompanying disclosures. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of the asset or liability affected in future periods.

Judgments made in applying accounting policies

         In the process of applying the Group's accounting policies, management has made the following judgment that has the most significant effect on the amounts recognized in the consolidated financial statements:

Revenue recognition of the Non-refundable Fee	Note 2.3
Income taxes	Notes 3.5, 6.2
Deferred tax assets	Note 3.5

         There is a significant risk that the judgments used by management to prepare the accompanying consolidated financial statements could differ from actual results causing a material adjustment to the carrying amounts of assets and liabilities in future years. The Group based its judgments on information available when the consolidated financial statements were prepared.

Estimates and assumptions

         The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are listed below. The Group based its assumptions and estimates on information available when the consolidated financial statements were prepared.

         Management has determined that the following items are subject to a high degree of estimation uncertainty and are significant to the financial statements:

Valuation of share-based payment	Note 3.4

2.3   New and Amendments to Accounting Standards

Adoption of IFRS 15 Revenue from Contracts with Customers ("IFRS 15")

         IFRS 15 addresses the accounting and disclosure requirements for revenue contracts with customers. The mandatory effective date for adopting IFRS 15 is January 1, 2018; however, the Group elected to adopt IFRS 15 early on January 1, 2017. In accordance with IFRS 15, the Group recognizes revenue to reflect the transfer of goods or services to customers in an amount that reflects the consideration to which the Group expects to receive in exchange for such goods or services.

         Prior into entering to the License Agreement, the Group did not have revenue from contracts with customers that were within the scope of IFRS 15 and therefore the initial adoption of IFRS 15 had no effect on previously reported financial statements nor was an adjustment made to the Group's accumulated deficit at January 1, 2017.

         The only contract that the Group is party to that is within the scope of IFRS 15 is the License Agreement. In concluding when the Non-refundable Fee should be recognized as revenue, various judgments were made, including the identification of the Company's performance obligations within the License Agreement and whether these performance obligations are distinct. Management concluded that the performance obligations in the License Agreement were related to the right granted to Biogen to use the licensed IP both in the United States as well as in the rest of the world and concluded that these performance obligations were met at the time the License Agreement was consummated, as Biogen was granted full use of the licensed IP whether under a co-exclusive license or an exclusive license. The License Agreement requires the Company (i) to fund the cost to file, prosecute and maintain the Company's United States patents and European patent EP 2801355, (ii) to participate in an intellectual property advisory committee and (iii) to provide the Annual Funding (collectively "Defense Costs" or "Defend the IP"). The period the Company is obligated to fund the Defense Costs is defined in the License Agreement and could include the period from the effective date of the License Agreement through the last to expire, or invalidation of, the licensed patents; however, the Company's obligation to fund Defense Costs would be discontinued earlier if certain events, as defined in the License Agreement, occur. Management concluded that the Company's obligation to Defend the IP does not represent a separate performance obligation as such activities are deemed to be costs to protect the value of the license granted to Biogen. Since Biogen has full unrestricted use of the Company's IP at the time the License Agreement was consummated and since the Company currently has no plans to nor is it obligated to further develop the underlying licensed IP, the License Agreement is deemed to provide Biogen with a right to use the Company's IP upon the consummation of the License Agreement. Based on the facts and circumstance discussed herein, the Non-refundable Fee was recognized as revenue when the performance obligations were satisfied.

         The License Agreement provides for Biogen to remit to the Company royalties (as defined in Note 1.2) only if the Company is successful in the Interference Proceeding and/or the Opposition Proceeding, including all appeals, and provided that other conditions of the License Agreement are satisfied. Should the Company be entitled to receive royalties from Biogen in the future, such amounts will be recognized as revenue in the period the underlying sales occur.

Standards effective in 2017:

         The IASB issued new standards, amendments to standards and interpretations that are effective in 2017 (collectively "2017 New Standards"). None of the 2017 New Standards effected the Group's financial statements.

Standards issued but not yet effective:

         The IASB issued new standards, amendments to standards and interpretations that become effective on or after January 1, 2018 (collectively "New Standards"). None of the New Standards are currently expected to have a material effect on the Group's financial statements; including, as discussed below, the future adoption of IFRS 16 Leases ("IFRS 16"). At December 31, 2017 the Group did not hold any financial instruments that would be affected by IFRS 9 Financial Instruments. Management's current expectation is that New Standards will be adopted by the Group when mandated.

         IFRS 16: This standard introduces a single lessee accounting model and requires a lessee to recognize assets and liabilities for all leases with a term of more than twelve months, unless the underlying asset is of low value. A lessee is required to recognize a right-of-use asset representing its right to use the underlying leased asset and a lease liability representing its obligation to make lease payments. IFRS 16 has an effective date of January 1, 2019. The impact on the Group's financial statements from the future adoption of IFRS 16 will be determined based on facts and circumstances that exist at the time of adoption; however, as of December 31, 2017, the Group only has leases with terms of less than twelve months or of low value assets and therefore had the adoption of IFRS 16 occurred at December 31, 2017 the effect on the Group's consolidated financial statements would be immaterial.